INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Accrued expenses	$ 388,000	$ 104,000
Inventory allowance	83,000	98,000
Other	7,000	5,000
Operating lease liability	1,122,000	1,280,000
Tax effect of NOL carryforward	76,089,000	74,167,000
Share-based compensation	1,348,000
Depreciation	(52,000)	596,000
Section 174 costs	355,000
Warranty reserve	5,000	5,000
Gross Deferred Tax Asset	79,345,000	76,255,000
Valuation allowance	(78,261,000)	(75,003,000)
Net Deferred Tax Asset	1,084,000	1,252,000
Operating lease right-of-use asset, net	(1,064,000)	(1,231,000)
Amortization	(20,000)	(21,000)
Net Deferred Tax Liability	(1,084,000)	(1,252,000)
Total